Tax expense - temporary differences and tax loss maturity schedule (Details) € in Millions	Dec. 31, 2018 EUR (€)
Corporate taxation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	€ (18,295)
Temporary differences and tax losses	3,234
Corporate taxation | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	28,300
Corporate taxation | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(25,749)
Corporate taxation | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	18,978
Corporate taxation | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(132)
Temporary differences and tax losses	(1,329)
Corporate taxation | 2019 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,793
Corporate taxation | 2019 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,484)
Corporate taxation | 2019 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	152
Corporate taxation | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(67)
Temporary differences and tax losses	776
Corporate taxation | 2020 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,143
Corporate taxation | 2020 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,451)
Corporate taxation | 2020 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	151
Corporate taxation | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(130)
Temporary differences and tax losses	615
Corporate taxation | 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,084
Corporate taxation | 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,450)
Corporate taxation | 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	111
Corporate taxation | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(248)
Temporary differences and tax losses	1,023
Corporate taxation | 2022 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,478
Corporate taxation | 2022 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,499)
Corporate taxation | 2022 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	292
Corporate taxation | Beyond 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(3,201)
Temporary differences and tax losses	626
Corporate taxation | Beyond 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	14,689
Corporate taxation | Beyond 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(12,730)
Corporate taxation | Beyond 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,868
Corporate taxation | Unlimited/ Indeterminable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(14,517)
Temporary differences and tax losses	(1,135)
Corporate taxation | Unlimited/ Indeterminable | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	113
Corporate taxation | Unlimited/ Indeterminable | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(3,135)
Corporate taxation | Unlimited/ Indeterminable | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	16,404
Local taxation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(5,054)
Temporary differences and tax losses	795
Local taxation | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	9,761
Local taxation | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(8,123)
Local taxation | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	4,211
Local taxation | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(42)
Temporary differences and tax losses	550
Local taxation | 2019 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,241
Local taxation | 2019 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(657)
Local taxation | 2019 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	8
Local taxation | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(15)
Temporary differences and tax losses	163
Local taxation | 2020 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	827
Local taxation | 2020 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(650)
Local taxation | 2020 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1
Local taxation | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(77)
Temporary differences and tax losses	61
Local taxation | 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	722
Local taxation | 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(649)
Local taxation | 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	65
Local taxation | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(270)
Temporary differences and tax losses	437
Local taxation | 2022 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,176
Local taxation | 2022 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(700)
Local taxation | 2022 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	231
Local taxation | Beyond 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(1,335)
Temporary differences and tax losses	(690)
Local taxation | Beyond 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	5,758
Local taxation | Beyond 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(5,363)
Local taxation | Beyond 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	250
Local taxation | Unlimited/ Indeterminable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(3,315)
Temporary differences and tax losses	274
Local taxation | Unlimited/ Indeterminable | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	37
Local taxation | Unlimited/ Indeterminable | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(104)
Local taxation | Unlimited/ Indeterminable | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	€ 3,656